COMMITMENTS AND CONTINGENCIES (Details)		1 Months Ended								3 Months Ended	12 Months Ended
	Nov. 23, 2015 USD ($)	Apr. 30, 2015	Dec. 31, 2014 USD ($)	Oct. 31, 2014 USD ($)	Jun. 30, 2014 USD ($)	Apr. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Feb. 28, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2015	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2006 USD ($)	Dec. 31, 2017 USD ($)	Aug. 31, 2016 USD ($)	Mar. 31, 2015
Unrecorded Unconditional Purchase Obligation [Line Items]
Number of vessels sold, owned prior to the merger with the Former Golden Ocean																	29
Charter term, total		10 years								10 years				10 years
Sellers credit, total value														$ 2,700,000
Purchase option net of sellers credit, exercisable by the lessor												$ 12,200,000
Purchase option net of sellers credit, amount required to be paid			$ 0									9,500,000	$ 0
Obligation with Joint and Several Liability Arrangement, Amount Outstanding												$ 9,200,000
Percentage of debt guaranteed for joint venture												50.00%
Number of vessels under capital lease										8		2	0
Number of Newbuildings on Order												18
Number of newbuilding expected to be delivered and sold												2
Newbuilding Contract, Sold	$ 1,900,000											$ 10,800,000
Newbuilding commitments												95,000,000
Newbuilding installment commitments												502,800,000
Newbuilding installment Commitments, Due in Two years												67,300,000
Claims for damages against charterers			2,400,000										$ 2,400,000
Scenario, Forecast [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Purchase option, Vessels																$ 14,200,000
Newbuilding Contract, Sold											$ 46,200,000
Newbuilding commitments															$ 570,100,000
Number of Capesize Newbuildings Expected to be Delivered											16				2
Ship Finance International Ltd [Member] | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Purchase option, Vessels												$ 112,000,000
Charter Term, Contractual												10 years
Charter term, Extension												3 years
Daily Time Charter Rate, Period 2												$ 14,900
Golden Opus Inc. [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Obligation with Joint and Several Liability Arrangement, Amount Outstanding												$ 18,300,000
Golden Zhejiang [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Proceeds from Legal Settlements			$ 3,100,000	$ 3,300,000	$ 3,200,000		$ 9,700,000
Golden Zhejiang [Member] | Other Operating Income (Expense) [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Proceeds from Legal Settlements													17,500,000
Golden Zhejiang [Member] | Time Charter Revenue [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Proceeds from Legal Settlements							$ 1,900,000						$ 1,900,000
Battersea [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Claims for damages against charterers									$ 17,000,000
Proceeds from Legal Settlements						$ 100,000		$ 200,000	$ 756,000
Golden Lydernhorn [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Number of vessels sold, owned prior to the merger with the Former Golden Ocean												1